Label	Element	Value
Risk Return Detail Data [Abstract]	mmsf_RiskReturnDetailDataAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Feb. 06, 2019